EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
EQUITY
EQUITY

14.   EQUITY

Warrants

IPO Warrants

The registration statement relating to the Company’s initial public offering also included the underwriters’ common stock purchase warrants to purchase 33,794 (337,940 pre reverse split) shares of common stock (“IPO Underwriter’s Warrants”). Each five-year warrant entitles warrant holder to purchase one share of the Company’s common stock at the price of $48.0 ($4.80 before reverse split) per share and is not exercisable for a period of 180 days from March 16, 2018. As of December 31, 2022, there were 3,794 (37,940 pre reverse split) IPO Underwriter’s Warrants outstanding.

Warrants in Offerings

The Company adopted the provisions of ASC 815 on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in ASC 815. Warrants issued in connection with the direct equity offering with exercise prices denominated in US dollars are no longer considered indexed to the Company’s stock, as their exercise prices are not in the Company’s functional currency (RMB), and therefore no longer qualify for the scope exception and must be accounted for as a derivative. These warrants are classified as liabilities under the caption “Derivative liabilities” in the unaudited condensed consolidated statements of balance sheets and recorded at estimated fair value at each reporting date, computed using the Black-Scholes valuation model. Changes in the liability from period to period are recorded in the unaudited condensed consolidated statements of operations and comprehensive loss under the caption “Change in fair value of derivative liabilities.”

2019 Registered Direct Offering Warrants

As of December 31, 2022 and March 31, 2022, there were 16,841 (168,411 pre reverse split) 2019 registered direct offering warrants outstanding, respectively. During the three and nine months ended December 31, 2022, the change of fair value was a gain of $524 and $12,220 in the unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2022, respectively. During the three and nine months ended December 31, 2021, the change of fair value was a gain of $32,150 and $168,230, respectively recognized in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2021. As of December 31, 2022 and March 31, 2022, the fair value of the derivative instrument totaled $218 and $12,438, respectively.

August 2020 Underwriters’ Warrants

As of December 31, 2022 and March 31, 2022, there were 31,808 (318,080 pre reverse split) underwriters’ warrants outstanding. During the three and nine months ended December 31, 2022, the change of fair value was a gain of $1,180 and $34,526 recognized in the unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2022, respectively. During the three and nine months ended December 31, 2021, the change of fair value was a gain of $64,140 and $315,393, respectively, recognized in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2021. As of December 31, 2022 and March 31, 2022, the fair value of the derivative instrument totaled $10,055 and $44,581, respectively.

February 2021 Registered Direct Offering Warrants

As of December 31, 2022 and March 31, 2022, there were 53,262 (532,609 pre reverse split) February 2021 registered direct offering warrants outstanding. During the three and nine months ended December 31, 2022, the change of fair value was a gain of $1,952 and $51,581 recognized in the unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2022, respectively. During the three and nine months ended December 31, 2021, the change of fair value was a gain of $102,568 and $514,123, respectively recognized in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2021. As of December 31, 2022 and March 31, 2022, the fair value of the derivative instrument totaled $13,962 and $65,543, respectively.

May 2021 Registered Direct Offering Warrants

As of December 31, 2022, there were 594,682 (5,946,810 pre reverse split) May 2021 registered direct offering warrants outstanding. During the three and nine months ended December 31, 2022, the change of fair value was a gain of $4,974 and $634,040 recognized in the unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2022. During the three and nine months ended December 31, 2021, the change of fair value was a gain of $1,186,878 and $2,036,440, respectively recognized in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss based on the increase in fair value of the liabilities since issuance. As of December 31, 2022 and March 31, 2022, the fair value of the derivative instrument totaled $202,835 and $836,875, respectively.

November 2021 Private Placement Warrants

Pursuant to November 2021 Investors Warrants, if at any time and from time to time on or after the issuance date there occurs any stock split, stock dividend, stock combination recapitalization or other similar transaction involving the Common Stock (“Stock Combination Event”) and the Event Market Price (which is defined as with respect to any Stock Combination Event date, the quotient determined by dividing (x) the sum of the VWAP of the Common Stock for each of the five (5) lowest trading days during the twenty (20) consecutive trading day period ending and including the trading day immediately preceding the sixteenth (16th) trading day after such Stock Combination Event date, divided by (y) five (5)) is less than the original exercise price of $0.82 then in effect, then on the sixteenth (16th) trading day immediately following such Stock Combination Event, the exercise price then in effect on such sixteenth (16th) trading day shall be reduced (but in no event increased) to the event market price. As the 1-for-10 reverse stock split on the Company’s common stock became effective on April 6, 2022, the exercise price of the November 2021 Investors Warrants was adjusted to $1.13, the Event Market Price and the total number of shares of the November 2021 Investors Warrants was adjusted to 5,335,763.

As of December 31, 2022, there were 5,365,911 (7,869,961 pre reverse split) November 2021 Private Placement Warrants outstanding. During the three and nine months ended December 31, 2022, the change of fair value was a loss of $21,927 and $909,283 recognized in the unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2022. During the three and nine months ended December 31, 2021, the change of fair value was a gain of $ 2,151,123 recognized in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since issuance. On November 18, 2022, a holder of November 2021 private placement warrants exercised the warrants on a “cashless” basis. Upon exercise of above mentioned warrants, the Company reduced the fair value of the warrants and increased the additional paid in capital by $1,533. As of December 31, 2022 and March 31, 2022, the fair value of the derivative instrument totaled $344,951 and $1,255,767, respectively.

The Company has warrants outstanding as follows giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022:

			Weighted	Average
			Average	Remaining
	Warrants	Warrants	Exercise	Contractual
	Outstanding	Exercisable	Price	Life
Balance, March 31, 2021	110,107	110,107	$11.60	4.09
Granted	5,985,591	5,985,591	$2.11	5.00
Exercised	(4,400)	(4,400)	—	—
Balance, March 31, 2022	6,091,298	6,091,298	$2.28	4.32
Exercised	(25,000)	(25,000)	—	—
Balance, December 31, 2022 (Unaudited)	6,066,298	6,066,298	$2.29	3.81

Restricted Stock Units

On October 29, 2020, the Board approved the issuance of an aggregate of 127,273 restricted stock units (“RSUs”) to directors, officers and certain employees as stock compensation for their services for the nine months ended December 31, 2022. Total RSUs granted to these directors, officers and employees were valued at an aggregate fair value of $140,000. These RSUs will vest in four equal quarterly installments on January 29, 2021, April 29, 2021, July 29, 2021 and October 29, 2021 or in full upon the occurrence of a change in control of the Company, provided that the director, officer or the employee remains in service through the applicable vesting date. The RSUs will be settled by the Company’s issuance of shares of common stock in certificated or uncertificated form upon the earlier of (i) vesting date, (ii) a change in control and (ii) termination of the services of the director, officer or employee due to a “separation of service” within the meaning of Section 409A of the Internal Revenue Code of 1986, as amended, or the death or disability of such director, officer or employee. As of the filing date of these unaudited condensed consolidated financial statements, all installment of RSUs with an aggregate of 12,727 (127,273 pre reverse split) was vested and 9,545 (95,457 pre reverse split) was settled by the Company. The Company expects to settle the remaining vested RSUs by issuance of shares of common stock before March 31, 2023 and account for the vested RSUs as an addition to both expenses and additional paid-in capital.

Equity Incentive Plan

At the 2018 Annual Meeting of Stockholders of the Company held on November 8, 2018, the Company’s stockholders approved the Company’s 2018 Equity Incentive Plan for employees, officers, directors and consultants of the Company and its affiliates. A committee consisting of at least two independent directors would be appointed by the Board or in the absence of such a committee, the board of directors, will be responsible for the general administration of the Equity Incentive Plan. All awards granted under the Equity Incentive Plan will be governed by separate award agreements between the Company and the participants. As of December 31, 2022, the Company has granted an aggregate of RSUs and issued an aggregate of shares upon vest under the Equity Incentive Plan and RSUs were forfeited due to two directors ceased to serve on the board of the Company since November 8, 2018.

Exercise of November 2021 Private Placement Warrants

On November 18, 2022, a holder of November 2021 private placement warrants exercised the warrants on a “cashless” basis to purchase 10,132 shares of the Company’s common stock as determined in accordance with the formula indicated on the notice of exercise.

1-for- 10 shares reverse split on common stock

The Company considered the above transactions after giving a retroactive effect to a 1-for-10 reverse stock split of its common stock which became effective on April 6, 2022. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to those after a stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-10 reverse stock split, the Company recognized additional 8,402 shares of common stock due to round up issue.

Conversion Price Adjustment for November 2021 Preferred Shares

Pursuant to the COD signed by the Company and certain institutional investors in November 2021 Private Placement, the initial conversion price of the series A convertible Preferred Shares was $0.68. If as of the applicable date the conversion price then in effect is greater than the greater of (1) $0.41 (the “floor Price”) (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events) and (2) 85% of the closing bid price on the applicable date (the “Adjustment Price”), the conversion price shall automatically lower to the Adjustment Price accordingly. As the 1-for-10 reverse stock split on the Company’s Common Stock became effective on April 6, 2022, the conversion price of the Preferred Shares was adjusted to $4.1. As of December 31, 2022 and March 31, 2022, there were 1,741 and 5,000 shares of Series A convertible preferred stock outstanding, respectively. During the nine months ended December 31, 2022, 3,259 shares of Series A convertible preferred stock was converted into 1,496,125 shares of the Company’s common stock. Further, on August 9, 2022, the Company and the investors agreed to reduce the conversion price of the series A convertible Preferred Shares from $4.10 to $2.00 and to increase the number of the shares of common stock that are available to be issued upon conversion of the Preferred Shares from 1,092,683 to 2,240,000.

Adjustments of Exercise Price and Warrant Shares for November 2021 Investors Warrants

Pursuant to November 2021 Investors Warrants, if at any time and from time to time on or after the issuance date there occurs any stock split, stock dividend, stock combination recapitalization or other similar transaction involving the Common Stock (“Stock Combination Event”) and the Event Market Price (which is defined as with respect to any Stock Combination Event date, the quotient determined by dividing (x) the sum of the VWAP of the Common Stock for each of the five (5) lowest trading days during the twenty (20) consecutive trading day period ending and including the trading day immediately preceding the sixteenth (16th) trading day after such Stock Combination Event date, divided by (y) five (5)) is less than the original exercise price of $0.82 then in effect, then on the sixteenth (16th) trading day immediately following such Stock Combination Event, the exercise price then in effect on such sixteenth (16th) trading day shall be reduced (but in no event increased) to the event market price. As the 1-for-10 reverse stock split on the Company’s common stock became effective on April 6, 2022, the exercise price of the November 2021 Investors Warrants was adjusted to $1.13, the Event Market Price and the total number of shares of the November 2021 Investors Warrants was adjusted to 5,335,763.

14.   EQUITY

Warrants

IPO Warrants

The registration statement relating to the Company’s initial public offering also included the underwriters’ common stock purchase warrants to purchase 33,794 (337,940 pre reverse split) shares of common stock (“IPO Underwriter’s Warrants”). Each five-year warrant entitles warrant holder to purchase one share of the Company’s common stock at the price of $48.0 ($4.80 pre reverse split) per share and is not exercisable for a period of 180 days from March 16, 2018. As of March 31, 2022, there were 3,794 (37,940 pre reverse split) IPO Underwriter’s Warrants outstanding.

Warrants in Offerings

The Company adopted the provisions of ASC 815 on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in ASC 815. Warrants issued in connection with the direct equity offering with exercise prices denominated in US dollars are no longer considered indexed to the Company’s stock, as their exercise prices are not in the Company’s functional currency (RMB), and therefore no longer qualify for the scope exception and must be accounted for as a derivative. These warrants are classified as liabilities under the caption “Derivative liabilities” in the consolidated statements of balance sheets and recorded at estimated fair value at each reporting date, computed using the Black-Scholes valuation model. Changes in the liability from period to period are recorded in the consolidated statements of operations and comprehensive loss under the caption “Change in fair value of derivative liabilities.”

2019 Registered Direct Offering Warrants

As of March 31, 2022 and March 31, 2021, there were 16,841 (168,411 pre reverse split) and 21,244 (212,440 pre reverse split) 2019 registered direct offering warrants outstanding, respectively. During the year ended March 31, 2022, the change of fair value was a gain of $185,727 recognized in the consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2021. During the year ended March 31, 2021, the change of fair value was a loss of $1,372,966 recognized in the accompanying consolidated statements of operations and comprehensive loss based on the increase in fair value of the liabilities since March 31, 2020. As of March 31, 2022 and March 31, 2021, the fair value of the derivative instrument totaled $12,438 and $243,840, respectively.

August 2020 Underwriters’ Warrants

As of March 31, 2022 and March 31, 2021, there were 31,808 (318,080 pre reverse split) underwriters’ warrants outstanding. During the year ended March 31, 2022, the change of fair value was a gain of $352,944 recognized in the consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2021. During the year ended March 31, 2021, the change of fair value was a loss of $455,162, recognized in the accompanying consolidated statements of operations and comprehensive loss based on the increase in fair value of the liabilities since issuance. As of March 31, 2022 and March 31, 2021, the fair value of the derivative instrument totaled $44,581 and $397,525, respectively.

February 2021 Registered Direct Offering Warrants

As of March 31, 2022 and 2021, there were 53,262 (532,609 pre reverse split) February 2021 registered direct offering warrants outstanding. During the year ended March 31, 2022, the change of fair value was a gain of $572,018 recognized in the consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since March 31, 2021. During the year ended March 31, 2021, the change of fair value was a gain of $117,713 recognized in the accompanying consolidated statements of operations and comprehensive loss based on the increase in fair value of the liabilities since issuance. As of March 31, 2022 and March 31, 2021, the fair value of the derivative instrument totaled $65,543 and $637,561, respectively.

May 2021 Registered Direct Offering Warrants

The Company allocated the proceeds received between the common stock and warrants first to warrants based on the fair value on the date the proceeds were received with the balance to common stock. The value of the warrants was determined using the Black-Scholes valuation model using the following assumptions: volatility 131%; risk free interest rate 0.84%; dividend yield of 0% and expected term of 5 years of the investors Warrants and placement agent Warrants. The volatility of the Company’s common stock was estimated by management based on the historical volatility of its common stock, the risk-free interest rate was based on Treasury Constant Maturity Rates published by the U.S. Federal Reserve for periods applicable to the expected life of the warrants. The expected dividend yield was based on the Company’s current and expected dividend policy and the expected term is equal to the contractual life of the warrants. The value of the warrants was based on the Company’s common stock closing price of $7.2 ($0.72 pre reverse split) on May 13, 2021 which was the date the warrants were issued. Net proceeds were allocated as the follows:

Fair value of the warrants	$3,562,404
Common stock	2,208,649
Total net proceeds	$5,771,053

Subsequent to the initial recording, the change in the fair value of the warrants, determined under the Black-Scholes valuation model, on each reporting date will result in either an increase or decrease the amount recorded as liability, based on the fluctuations with the Company’s stock price with a corresponding adjustment to other income (or expense). As of March 31, 2022, there were 594,682 (5,946,810 pre reverse split) May 2021 registered direct offering warrants outstanding. During the year ended March 31, 2022, the change of fair value was a gain of $2,725,530 recognized in the consolidated statements of operations and comprehensive loss based on the decrease in fair value of the liabilities since issuance. As of March 31, 2022, the fair value of the derivative instrument totaled $836,875.

November 2021 Private Placement Warrants

In connection with November 2021 private placement, the company issued 735,295 (7,352,941 pre reverse split) and 55,148 (551,471 pre reverse split) warrants to the investors and placement agents, respectively.

The Company allocated the gross proceeds received between the Series A Preferred Stock and warrants issued to the Investors 735,295 (7,352,941 pre reverse split) shares in connection of the sale of Series A Preferred Stock first to warrants based on the fair value on the date the proceeds were received with the remaining balance to Series A Preferred Stock, gross proceeds were allocated as the follows:

Fair value of Investor warrants	$4,060,857
Series A Preferred Stock	939,143
Total gross proceeds	5,000,000
Issuance cost	(630,063)
Total net proceeds	$4,369,937

The value of the warrants to the investors and placement agents was determined using the Black-Scholes valuation model using the following assumptions: volatility 126%; risk free interest rate 1.23%; dividend yield of 0% and expected term of 5 years of the Placement Warrants and Investor Warrants. The volatility of the Company’s common stock was estimated by management based on the historical volatility of our common stock, the risk-free interest rate was based on Treasury Constant Maturity Rates published by the U.S. Federal Reserve for periods applicable to the expected life of the warrants, the expected dividend yield was based on the Company’s current and expected dividend policy and the expected term is equal to the contractual life of the warrants. The value of the warrants was based on the Company’s common stock closing price of $6.7 ($0.67 pre reverse split) on the date the warrants were issued. The value of the warrants allocated to derivative liabilities was recorded on insertion date as following:

Fair value of investor warrants	$4,060,857
Fair value of placement agent warrants (i)	310,173
Total fair value of warrants allocated to derivative liabilities	$4,371,030
(i)	The issuance costs for placement agent warrants which was classified as liability were immediately expensed.

Subsequent to the initial recording, the change in the fair value of the warrants, determined under the Black-Scholes valuation model, on each reporting date will result in either an increase or decrease the amount recorded as liability, based on the fluctuations with the Company’s stock price with a corresponding adjustment to other income (or expense). During the year ended March 31, 2022, the change of fair value was a gain of $3,115,263 recognized in the consolidated statements of operations and comprehensive loss based on the increase in fair value of the liabilities since issuance. As of March 31, 2022, the fair value of the derivative instrument totaled $1,255,767.

The Company has warrants outstanding, pre reverse split, as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Warrants	Exercise	Contractual
	Outstanding	Exercisable	Price	Life
Balance, March 31, 2020	1,519,602	1,519,602	$1.76	3.21
Granted	1,100,609	1,100,609	$1.48	5.00
Forfeited	(3,132)	(3,132)	—	—
Exercised	(1,516,010)	(1,516,010)	—	—
Balance, March 31, 2021	1,101,069	1,101,069	$1.16	4.09
Granted	13,851,222	13,851,222	$0.91	5.00
Exercised	(44,029)	(44,029)	—	—
Balance, March 31, 2022	14,908,262	14,908,262	$0.93	4.32

Restricted Stock Units

On October 29, 2020, the Board approved the issuance of an aggregate of 127,273 restricted stock units (“RSUs”) to directors, officers and certain employees as stock compensation for their services for the twelve months ended March 31, 2022. Total RSUs granted to these directors, officers and employees were valued at an aggregate fair value of $140,000. These RSUs will vest in four equal quarterly installments on January 29, 2021, April 29, 2021, July 29, 2021 and October 29, 2021 or in full upon the occurrence of a change in control of the Company, provided that the director, officer or the employee remains in service through the applicable vesting date. The RSUs will be settled by the Company’s issuance of shares of common stock in certificated or uncertificated form upon the earlier of (i) vesting date, (ii) a change in control and (ii) termination of the services of the director, officer or employee due to a “separation of service” within the meaning of Section 409A of the Internal Revenue Code of 1986, as amended, or the death or disability of such director, officer or employee. As of the filing date of these consolidated financial statements, all installment of RSUs with an aggregate of 12,727 (127,273 pre reverse split) was vested and 9,545 (95,457 pre reverse split) was settled by the Company. The Company expects to settle the remaining vested RSUs by issuance of shares of common stock within 2022 and account for the vested RSUs as an addition to both expenses and additional paid-in capital.

Equity Incentive Plan

At the 2018 Annual Meeting of Stockholders of the Company held on November 8, 2018, the Company’s stockholders approved the Company’s 2018 Equity Incentive Plan for employees, officers, directors and consultants of the Company and its affiliates. A committee consisting of at least two independent directors would be appointed by the Board or in the absence of such a committee, the board of directors, will be responsible for the general administration of the Equity Incentive Plan. All awards granted under the Equity Incentive Plan will be governed by separate award agreements between the Company and the participants. As of March 31, 2022, the Company has granted an aggregate of RSUs and issued an aggregate of shares upon vest under the Equity Incentive Plan. And RSUs were forfeited due to two directors ceased to serve on the board of the Company since November 8, 2018.

Exercise of 2019 Registered Direct Offering Warrants

On April 23, 2021, one of the holders of Series A warrants exercised the warrants to purchase 4,403 (44,029 pre reverse split) shares of the Company’s common stock at an exercise price of $5.0 ($0.50 pre reverse split) per share generating gross proceeds of $22,015 to the Company.

May 2021 Registered Direct Offering

On May 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Investors”) pursuant to which the Company will sell to the Investors, in a registered direct offering, an aggregate of 553,192 (5,531,916 pre reverse split) units (the “Units”), each consisting of 0.1 (one pre reverse split) share (the “Shares”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”) and a warrant to purchase 0.1 (one pre reverse split) share of the Company’s Common Stock (the “Warrants”), at a purchase price of $1.175 per unit, for aggregate gross proceeds to the Company of $6,500,000, before deducting fees to the placement agent and other estimated offering expenses payable by the Company. On May 13, 2021, the Company completed the registered direct offering. The net proceeds to the Company from this offering, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $5.8 million.

The Warrants have a term of five years and are exercisable by the holders at any time after the date of issuance at an exercise price of $10.5 ($1.05 pre reverse split) per share. The exercise price and the number of shares issuable upon exercise of the Warrants are subject to an adjustment upon the occurrence of certain events, including, but not limited to, stock splits or dividends, business combinations, sale of assets, similar recapitalization transactions, or other similar transactions. The exercise price of the Warrants is also subject to an adjustment in the event that the Company issues or is deemed to issue shares of Common Stock for less than the applicable exercise price of such Warrants. However, the exercise price of the Warrants shall not be lower than $10.5 ($1.05 pre reverse split) as a result of an adjustment, unless the Company has obtained the stockholder approval. The exercisability of the Warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99%.

FT Global Capital, Inc. (“FT Global Capital”) acted as the exclusive placement agent in connection with this offering pursuant to the terms of a placement agency agreement, dated May 11, 2021, between the Company and FT Global Capital (the “Placement Agent Agreement”). Pursuant to the Placement Agent Agreement, the Company agreed to pay FT Global Capital a cash fee equal to seven point five percent (7.5%) of the aggregate proceeds received by the Company from the sale of its securities to the investors introduced to the Company by FT Global Capital. FT Global Capital is also entitled to additional tail compensation for any financings consummated within the 12-month period following the termination of the Placement Agent Agreement to the extent that such financing is provided to the Company by investors that FT Global Capita had introduced to the Company. In addition to the cash fees, the Company agreed to issue to the Placement Agent warrants to purchase an aggregate of up to seven point five percent (7.5%) of the aggregate number of shares of our Common Stock sold in the offering (the “Placement Agent Warrants”). The Placement Agent Warrants shall generally be on the same terms and conditions as the Warrants, exercisable at a price of $10.5 ($1.05 pre reverse split) per share, provided that Placement Agent Warrants will not provide for certain anti-dilution protections included in the Warrants.

In connection with the offering, the Company issued the investors warrants and placement agent warrants to purchase up to 553,192 (5,531,916 pre reverse split) and 41,490 (414,894 pre reverse split) shares of its common stock, respectively. These warrants are exercisable at any time on or after the issuance date and expire on the fifth-year anniversary of their issuance.

November 2021 Private Placement

On November 8, 2021, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”) pursuant to which the Company will sell to the Investors, in a private placement (the “Private Placement”), an aggregate of $5,000,000 worth of securities of the Company, consisting of up to 5,000 shares (the “Preferred Shares”) of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) and warrants (the “Investor Warrants”) to initially acquire up to an aggregate number of shares of common stock of the Company, par value $0.0001 per share (the “Common Stock”) that equals to the number of shares of Common Stock to be issued upon conversion of the Preferred Shares at $0.68 per share (the “Initial Conversion Price”) (as converted into the Conversion Shares as defined below, collectively with the shares of the Common Stock from the exercise of the Investor Warrants, the “Warrant Shares”, collectively, the “Warrant Shares”). The purchase price for the Preferred Shares was $1,000 per each Preferred Share (and related Investor Warrant). On November 10, 2021, the Company completed the Private Placement. The net proceeds to the Company from the Private Placement, after deducting the placement agent commissions and other estimated offering expenses payable by the Company, were approximately $4.4 million. The Series A Convertible Preferred Stock is included in mezzanine equity on the consolidated balance sheets, because it is redeemable by the holders upon events of change of control which are not within the Company’s control. A discount to the redemption amount of a contingently redeemable preferred share should be amortized only once it is probable the share will become redeemable. The Company determined that the redemption is uncertain as the cash redemption feature upon change of control is at the option of the holder, and the redemption date upon the change of control is uncertain.

Pursuant to the certificate of designations for the Series A Preferred Stock (the “COD”), at any time after the initial issuance date, each holder shall be entitled to convert any portion of the outstanding Preferred Shares held by such holder into shares of Common Stock (the “Conversion Shares”) at Initial Conversion Price, which shall be adjusted to the greater of $0.41 per share or 85% of the closing bid price of the Company’s Common Stock reported on the NASDAQ Capital Market on the Applicable Date, which is the earlier of the first date on which the registration statement covering the resale of the Conversion Shares and Warrant Shares is declared effective by the SEC or the first date on which all such shares are eligible to be resold by the Investors pursuant to Rule 144 or Rule 144A promulgated under the Securities Act.

The Investor Warrants have a term of five years and are exercisable by the holders at any time after six months and one day of the date of issuance at an exercise price of $8.2 ($0.82 pre reverse split) per share. The exercise price and the number of shares issuable upon exercise of the Investor Warrants are subject to an adjustment upon the occurrence of certain events, including, but not limited to, stock splits or dividends, business combinations, sale of assets, similar recapitalization transactions, or other similar transactions. The exercise price of the Investor Warrants is also subject to an adjustment in the event that the Company issues or is deemed to issue shares of Common Stock for less than the applicable exercise price of such Investor Warrants. However, the exercise price of the Investor Warrants shall not be lower than $7.1 ($0.7125 pre reverse split) as a result of an adjustment, unless the Company has obtained the stockholders’ approval. The exercisability of the Investor Warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% or 9.99% as the Investor chooses.

FT Global Capital acted as the exclusive placement agent in connection with this Private Placement pursuant to the terms of a placement agency agreement, dated November 7, 2021, between the Company and FT Global Capital (the “Placement Agent Agreement”). Pursuant to the Placement Agent Agreement, the Company agreed to pay FT Global Capital a cash fee equal to 7.5% of the aggregate proceeds received by the Company from the sale of its securities to the Investors. FT Global Capital is also entitled to additional tail compensation for any financings consummated within the 12-month period following the termination of the Placement Agent Agreement to the extent that such financing is provided to the Company by Investors that FT Global Capital had introduced to the Company. In addition to the cash fees, the Company agreed to issue to the Placement Agent warrants to purchase an aggregate of up to 7.5% of the aggregate number of the Conversion Shares (the “Placement Agent Warrants”). The Placement Agent Warrants shall generally be on the same terms and conditions as the Investor Warrants, exercisable at a price of $6.8 ($0.68 pre reverse split) per share, provided that Placement Agent Warrants will not provide for certain anti-dilution protections included in the Investor Warrants.

In connection with the Private Placement, the Company issued warrants to the Investors to purchase up to an aggregate number of shares of common stock that equals to the number of shares of common stock to be issued upon conversion of the Series A Preferred Stock at the Initial Conversion Price. Meanwhile, the Company paid the placement agent cash commission of approximately $375,000 and issued to it warrants to purchase up to 55,148 (551,471 pre reverse split)shares of common stock at an exercise price of $6.8 ($0.68 pre reverse split) per share, which warrants will be exercisable at any time on or after the date of six months from the issuance date and expire on the fifth-year anniversary of their issuance.

Share Swap in purchase of XXTX’s remaining minority interest

In October 2021, The Company, Senmiao Consulting, XXTX and its shareholders entered into a Share Swap Agreement, pursuant to which the Company, through Senmiao Consulting, purchased all of the equity shares of XXTX held by its shareholders by issuing a total of 533,167 (5,331,667 pre reverse split) shares of the Company’s common stock to XXTX’s Shareholders. Upon closing, the Company, through Senmiao Consulting, owns 100% of the equity interests in XXTX.

Common stock issued for consulting services

On October 22, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Jolly Good River Group Limited. (the “Consultant”), pursuant to which the Company engaged the Consultant to provide certain market research and business development advisory services for a period of twelve months. As compensation for the services, the Company agreed to issue the Consultant an aggregate of 100,000 (1,000,000 pre reverse split) shares of the Common Stock, par value $0.0001, payable within ten working days from the signing of the Consulting Agreement. As of November 9, 2021, the issuance of 100,000 (1,000,000 pre reverse split)shares of the Company’s common stock has been completed and the Company recorded the consulting fee of $653,000 pursuant to the fair value on November 3, 2021, the grant date.

1-for- 10 shares reverse split on common stock

The Company considered the above transactions after giving a retroactive effect to a 1-for-10 reverse stock split of its common stock which became effective on April 6, 2022. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to those after a stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-10 reverse stock split, the Company recognized additional 8,402 shares of common stock due to round up issue.

Change of ownership interest in a subsidiary

On March 23, 2022, Senmiao Consulting, the Company’s 100% owned subsidary terminated the VIE Agreements and purchased Sichuan Senmiao’s 94.5% equity interests with total consideration of zero. As a result, the Company reduce its equity interest in Sichuan Senmiao to 94.5%, and recongnized 5.5% of noncontrolling interest. As no consideration was received, $366,604 which is the difference between the fair value of the consideration received and the amount by which the noncontrolling interest is adjusted was recognized as an addition in additional paid-in capital in accordance with ASC 810-10-45-23 “Change in a parent’s ownership interest in a subsidiary”.